Investments (Tables)	9 Months Ended
Sep. 30, 2012
Investments classified as held-to-maturity securities and available-for-sale securities

Investments classified as held-to-maturity securities and available-for-sale securities as of December 31, 2011 and September 30, 2012 were as follows:

	As of December 31, 2011
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)	—	9,834,275
Adjustable-rate investments	100,048	—	(21)	—	100,027

Available-for-sale securities
Adjustable-rate investments	102,637	—	—	45	102,682

	As of September 30, 2012
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
Short-term investments
Held-to-maturity securities
Fixed-rate investments	14,504,574	40,809	(26,290)	—	14,519,093	2,310,192
Adjustable-rate investments	870,387	1,485	—	—	871,872	138,727

Available-for-sale securities
Fixed-rate investments	250,040	—	—	—	250,040	39,785
Adjustable-rate investments	3,076,361	—	—	11,795	3,088,156	491,369
Long-term investments
Fixed-rate held-to-maturity investments	505,473	1,457	—	—	506,930	80,660